Note 14 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
(
14
)

EMPLOYEE BENEFIT PLANS

We have a defined contribution
401
(k) plan for our employees who work in the U.S. (the "inTEST
401
(k)
Plan"). All permanent employees of inTEST Corporation, Temptronic Corporation and inTEST Silicon Valley Corporation who are at least
18
years of age are eligible to participate in the plan. We match employee contributions dollar for dollar up to
10%
of the employee's annual compensation, with a maximum limit of
$5.
Employer contributions vest ratably over
four
years. Matching contributions are discretionary. For the years ended
December 31, 2016
and
2015,
we recorded
$347
and
$329
of expense for matching contributions, respectively.